Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of components of tax expense benefit

	2025	2024	2023
	US$m	US$m	US$m
(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	358	396	367
Deferred tax (benefit)/expense	(9)	(487)	531
PRRT expense/(benefit)	349	(91)	898
Income tax
Current year
Current tax expense	1,361	1,420	1,872
Deferred tax benefit	(570)	(484)	(1,255)
Adjustment to prior years
Current tax (benefit)/expense	(19)	(177)	14
Deferred tax (benefit)/expense	(9)	55	22
Income tax expense	763	814	653
Tax expense	1,112	723	1,551

Summary of reconciliation of effective and applicable income tax expenses

	2025	2024	2023
	US$m	US$m	US$m
(b) Reconciliation of income tax expense
Profit before tax	3,849	4,369	3,273
PRRT (expense)/benefit	(349)	91	(898)
Profit before income tax	3,500	4,460	2,375
Income tax expense calculated at 30%	1,050	1,338	712
Effect of tax rate differentials	10	(75)	91
Effect of deferred tax assets not recognised	19	76	155
Effect of tax benefits previously unrecognised	(194)	(442)	(332)
Effect of goodwill impairment	-	-	109
Reduction in deferred tax liability due to held for sale basis	-	(94)	(78)
Foreign exchange impact on tax (benefit)/expense	(47)	87	(58)
Adjustment to prior years	(29)	(122)	36
Integration and transaction costs non-deductible	-	-	4
Other	(46)	46	14
Income tax expense[1]	763	814	653
1.The global operations effective income tax rate (EITR) of 21.8% (2024: 18.3%, 2023: 27.5%) is calculated as the Group’s income tax expense divided by profit before income tax. The underlying EITR is 26.8% when excluding the recognition of a $182 million deferred tax asset as a result of the
Louisiana LNG FID and the $113 million post-tax H2OK impairment loss. The Australian operations EITR of 29.5% (2024: 26.9%, 2023:30.2%) is calculated with reference to all Australian companies and excluded foreign exchange on settlement and revaluation of income tax liabilities.
Summary of reconciliation of petroleum resource rent tax benefit

	2025	2024	2023
	US$m	US$m	US$m
(c) Reconciliation of PRRT expense
Profit before tax	3,849	4,369	3,273
Non-PRRT assessable profit	(2,180)	(2,631)	(1,780)
PPRT projects profit before tax	1,669	1,738	1,493
PRRT expense calculated at 40%	668	695	598
(Recognition)/derecognition of Pluto exploration expenditure[2]	-	(502)	611
Recognition of transferred exploration spend	-	-	(18)
Augmentation	(269)	(266)	(292)
Other	(50)	(18)	(1)
PRRT expense/(benefit)	349	(91)	898
In 2025, no additional Pluto PRRT deferred tax asset was recognised. In 2024, the $502 million increase of the Pluto PRRT deferred tax asset is due to the recognition of previously unrecognised deductible expenditure that is now considered to be recoverable on the basis of future taxable profits being available to utilise the expenditure.
Summary of reconciliation of deferred tax income statement

	2025	2024	2023
	US$m	US$m	US$m
(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	376	(304)	1,206
Augmentation for current year	(269)	(266)	(292)
Provisions	(109)	35	(372)
Other	(7)	48	(11)
PRRT (benefit)/expense	(9)	(487)	531
Income tax
Property, plant and equipment	(177)	(660)	(529)
Exploration and evaluation assets	17	35	38
Lease assets and liabilities	(25)	6	(20)
Provisions	(193)	62	(232)
PRRT assets and liabilities	(18)	251	(175)
Unused tax losses and tax credits	(190)	2	(221)
Assets held for sale	-	(36)	(86)
Intangible assets	8	6	-
Derivatives	35	(109)	(21)
Investments	33	-	-
Other	(69)	14	13
Income tax deferred tax benefit	(579)	(429)	(1,233)
Deferred tax benefit	(588)	(916)	(702)

Summary of income tax relating to components of deferred tax other comprehensive income

	2025	2024	2023
	US$m	US$m	US$m
(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	31	34	77
Other	8	(8)	7
Deferred income tax expense via other comprehensive income	39	26	84

Summary of reconciliation of deferred tax asset and liabilities

	2025	2024
	US$m	US$m
(f) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	586	784
Augmentation for current year	269	264
Provisions	546	470
Other	7	(70)
PRRT deferred tax assets	1,408	1,448
Income tax
Property, plant and equipment	(1,010)	(1,291)
Exploration and evaluation assets	55	51
Lease assets and liabilities	82	58
Unused tax losses and tax credits	1,823	1,684
Derivatives	(149)	11
Provisions	422	412
Investments	(33)	-
Other	60	20
Income tax deferred tax assets	1,250	945
Deferred tax assets	2,658	2,393
Deferred tax liabilities
PRRT
Production and growth assets	903	990
Augmentation for current year	-	(2)
Provisions	(968)	(935)
Other	193	121
PRRT deferred tax liabilities	128	174
Income tax
Property, plant and equipment	2,433	2,386
Exploration and evaluation assets	169	153
Lease assets and liabilities	(24)	(24)
Provisions	(1,803)	(1,615)
PRRT assets and liabilities	351	369
Assets held for sale	-	-
Intangible assets	4	160
Derivatives	(13)	(67)
Other	(63)	(39)
Income tax deferred tax liabilities	1,054	1,323
Deferred tax liabilities	1,182	1,497